American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2030 Portfolio
October 31, 2022

One Choice Blend+ 2030 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 40.2%
American Century Low Volatility ETF	14,594	610,457
Avantis U.S. Equity Fund G Class	237,366	3,156,971
Avantis U.S. Small Cap Value Fund G Class	21,081	311,995
Focused Dynamic Growth Fund G Class	50,929	2,020,869
Focused Large Cap Value Fund G Class	225,588	2,231,070
Heritage Fund G Class	17,847	380,311
Mid Cap Value Fund G Class	33,726	539,283
Small Cap Growth Fund G Class	15,925	291,743
		9,542,699
Domestic Fixed Income Funds — 32.8%
Avantis Core Fixed Income Fund G Class	631,529	5,109,069
Avantis Short-Term Fixed Income Fund G Class	27,891	254,646
High Income Fund G Class	142,695	1,144,412
Inflation-Adjusted Bond Fund G Class	68,135	748,127
Short Duration Inflation Protection Bond Fund G Class	50,732	533,191
		7,789,445
International Equity Funds — 16.3%
Avantis Emerging Markets Equity Fund G Class	27,793	252,363
Avantis International Equity Fund G Class	139,426	1,309,209
Emerging Markets Fund G Class	30,610	277,326
Focused International Growth Fund G Class	52,040	724,393
Global Real Estate Fund G Class	34,094	374,015
International Small-Mid Cap Fund G Class	18,255	158,450
Non-U.S. Intrinsic Value Fund G Class	99,527	781,283
		3,877,039
International Fixed Income Funds — 10.7%
Emerging Markets Debt Fund G Class	61,092	502,788
Global Bond Fund G Class	234,256	2,042,716
		2,545,504
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $26,484,226)		23,754,687
OTHER ASSETS AND LIABILITIES†		(339)
TOTAL NET ASSETS — 100.0%		$23,754,348

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$578	$92	$50	$(10)	$610	15	$(7)	$3
Avantis U.S. Equity Fund	3,165	454	435	(27)	3,157	237	(58)	—
Avantis U.S. Small Cap Value Fund	302	35	32	7	312	21	(3)	—
Focused Dynamic Growth Fund	2,130	419	424	(104)	2,021	51	(91)	—
Focused Large Cap Value Fund	2,161	290	229	9	2,231	226	(34)	17
Heritage Fund	407	45	68	(4)	380	18	(11)	—
Mid Cap Value Fund	528	67	48	(8)	539	34	(8)	4
Small Cap Growth Fund	294	31	33	—	292	16	(7)	—
Avantis Core Fixed Income Fund	5,182	1,150	859	(364)	5,109	632	(125)	41
Avantis Short-Term Fixed Income Fund	250	56	44	(7)	255	28	(3)	1
High Income Fund	1,171	187	178	(35)	1,145	143	(29)	20
Inflation-Adjusted Bond Fund	760	139	94	(57)	748	68	(11)	—
Short Duration Inflation Protection Bond Fund	525	106	78	(20)	533	51	(3)	—
Avantis Emerging Markets Equity Fund	272	40	30	(29)	253	28	(7)	—
Avantis International Equity Fund	1,328	218	141	(96)	1,309	139	(33)	—
Emerging Markets Fund	298	40	29	(32)	277	31	(10)	—
Focused International Growth Fund	739	140	86	(69)	724	52	(26)	—
Global Real Estate Fund	383	84	50	(43)	374	34	(16)	—
International Small-Mid Cap Fund	170	13	11	(13)	159	18	(4)	—
Non-U.S. Intrinsic Value Fund	775	148	82	(60)	781	100	(21)	—
Emerging Markets Debt Fund	522	79	82	(16)	503	61	(14)	3
Global Bond Fund	2,090	417	352	(112)	2,043	234	(44)	14
	$24,030	$4,250	$3,435	$(1,090)	$23,755	2,237	$(565)	$103
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.